Quarterly Holdings Report
for
Fidelity® Small Cap Growth Fund
April 30, 2022
SCP-NPRT3-0622
1.815773.117
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.2%
IDT Corp. Class B (a)	334,244	8,850,781
Interactive Media & Services - 2.0%
Bumble, Inc. (a)(b)	1,265,000	30,347,350
CarGurus, Inc. Class A (a)(b)	998,903	32,644,150
ZipRecruiter, Inc. (a)	1,956,259	44,035,390
		107,026,890
Media - 1.9%
Nexstar Broadcasting Group, Inc. Class A	205,400	32,539,468
TechTarget, Inc. (a)(b)	1,024,096	68,931,902
		101,471,370
Wireless Telecommunication Services - 0.8%
Gogo, Inc. (a)(b)	2,321,698	42,742,460
TOTAL COMMUNICATION SERVICES		260,091,501
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.4%
Gentherm, Inc. (a)(b)	370,700	24,992,594
Diversified Consumer Services - 0.3%
Duolingo, Inc. (a)(b)	99,800	8,629,706
Rover Group, Inc. Class A (a)(b)	1,050,000	6,646,500
		15,276,206
Hotels, Restaurants & Leisure - 2.7%
Churchill Downs, Inc.	201,504	40,893,222
Dutch Bros, Inc. (b)	453,400	21,658,918
Everi Holdings, Inc. (a)	885,995	15,380,873
Lindblad Expeditions Holdings (a)(c)	3,634,913	55,650,518
Planet Fitness, Inc. (a)	137,700	11,020,131
		144,603,662
Household Durables - 1.1%
GoPro, Inc. Class A (a)(b)	1,809,098	16,137,154
Helen of Troy Ltd. (a)	47,502	10,189,654
Lovesac (a)(b)(c)	769,332	33,727,515
		60,054,323
Internet & Direct Marketing Retail - 0.6%
BARK, Inc. (a)(b)(c)	2,123,527	6,561,698
BARK, Inc. (c)(d)	1,195,200	3,693,168
BARK, Inc. warrants 8/29/25 (a)	579,928	260,968
Porch Group, Inc. Class A (a)(b)	3,205,291	11,859,577
thredUP, Inc. (a)(b)	1,207,353	7,956,456
		30,331,867
Specialty Retail - 4.2%
American Eagle Outfitters, Inc. (b)	2,421,725	36,592,265
Dick's Sporting Goods, Inc. (b)	228,103	21,993,691
Fanatics, Inc. Class A (d)(e)	726,062	49,256,046
Five Below, Inc. (a)	165,800	26,047,180
Floor & Decor Holdings, Inc. Class A (a)	350,717	27,959,159
Lithia Motors, Inc. Class A (sub. vtg.) (b)	130,959	37,078,422
Williams-Sonoma, Inc. (b)	189,995	24,790,548
		223,717,311
Textiles, Apparel & Luxury Goods - 1.9%
Algolia, Inc. (d)(e)	234,640	6,862,059
Crocs, Inc. (a)	868,690	57,707,077
Kontoor Brands, Inc.	882,000	35,041,860
		99,610,996
TOTAL CONSUMER DISCRETIONARY		598,586,959
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 3.6%
BJ's Wholesale Club Holdings, Inc. (a)	1,038,785	66,845,815
Grocery Outlet Holding Corp. (a)(b)	622,900	20,973,043
Performance Food Group Co. (a)	1,139,100	56,100,675
The Real Good Food Co. LLC (e)	248,958	2
U.S. Foods Holding Corp. (a)	1,222,900	46,005,498
		189,925,033
Food Products - 0.0%
The Real Good Food Co. LLC Class B unit	248,958	1,764,714
Personal Products - 0.3%
The Beauty Health Co. (a)(b)	1,143,889	14,984,946
TOTAL CONSUMER STAPLES		206,674,693
ENERGY - 5.4%
Energy Equipment & Services - 0.6%
TechnipFMC PLC (a)	4,631,800	32,052,056
Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp. (a)	2,090,755	73,594,576
Civitas Resources, Inc.	225,600	13,224,672
Denbury, Inc. (a)	274,600	17,568,908
Enviva, Inc.	502,349	42,368,115
Genesis Energy LP	3,240,106	35,576,364
HF Sinclair Corp. (a)	376,500	14,314,530
Northern Oil & Gas, Inc.	491,951	12,288,936
PDC Energy, Inc.	152,626	10,644,137
Range Resources Corp. (a)	1,201,481	35,972,341
		255,552,579
TOTAL ENERGY		287,604,635
FINANCIALS - 5.4%
Banks - 1.6%
East West Bancorp, Inc.	116,400	8,299,320
Glacier Bancorp, Inc.	242,153	11,080,921
Independent Bank Group, Inc.	125,600	8,515,680
Metropolitan Bank Holding Corp. (a)	63,400	5,645,770
PacWest Bancorp	391,058	12,861,898
Pinnacle Financial Partners, Inc.	167,500	12,989,625
Signature Bank	46,045	11,154,401
Silvergate Capital Corp. (a)	87,267	10,206,748
Starling Bank Ltd. Series D (a)(d)(e)	1,942,800	5,760,532
		86,514,895
Capital Markets - 1.7%
Impax Asset Management Group PLC	654,400	7,077,152
Lazard Ltd. Class A	382,919	12,548,256
LPL Financial	131,909	24,781,744
Morningstar, Inc.	40,961	10,372,554
Perella Weinberg Partners (d)	2,039,500	15,724,545
StepStone Group, Inc. Class A (b)	603,926	15,472,584
StoneX Group, Inc. (a)	98,946	6,706,560
		92,683,395
Insurance - 1.6%
American Financial Group, Inc.	205,662	28,480,074
Assurant, Inc.	174,036	31,653,668
BRP Group, Inc. (a)(b)	1,128,337	26,087,151
		86,220,893
Thrifts & Mortgage Finance - 0.5%
Walker & Dunlop, Inc.	198,600	23,784,336
TOTAL FINANCIALS		289,203,519
HEALTH CARE - 23.3%
Biotechnology - 7.7%
4D Molecular Therapeutics, Inc. (a)(b)	307,190	3,658,633
ADC Therapeutics SA (a)	214,727	2,527,337
Agios Pharmaceuticals, Inc. (a)	112,540	2,472,504
ALX Oncology Holdings, Inc. (a)(b)	805,077	10,288,884
Argenx SE ADR (a)	93,082	26,744,320
Ascendis Pharma A/S sponsored ADR (a)	228,796	20,882,211
Avid Bioservices, Inc. (a)	389,084	5,237,071
Bicycle Therapeutics PLC ADR (a)	173,400	4,071,432
Blueprint Medicines Corp. (a)	468,300	27,325,305
Celldex Therapeutics, Inc. (a)	548,666	16,761,746
Century Therapeutics, Inc.	437,714	5,261,322
Cyteir Therapeutics, Inc.	645,438	1,452,236
Cytokinetics, Inc. (a)	793,208	31,625,203
Erasca, Inc.	1,179,962	8,590,123
Exelixis, Inc. (a)	709,103	15,841,361
Forma Therapeutics Holdings, Inc. (a)	89,923	679,818
Global Blood Therapeutics, Inc. (a)	643,400	19,752,380
Graphite Bio, Inc.	455,990	1,833,080
Halozyme Therapeutics, Inc. (a)	354,301	14,136,610
Imago BioSciences, Inc.	517,100	8,454,585
Immunocore Holdings PLC ADR (a)(b)	323,189	10,539,193
Instil Bio, Inc. (a)	1,595,435	11,279,725
Janux Therapeutics, Inc.	432,538	4,256,174
Keros Therapeutics, Inc. (a)	268,993	14,259,319
Monte Rosa Therapeutics, Inc. (b)	645,934	7,040,681
Morphic Holding, Inc. (a)	371,306	11,254,285
Nuvalent, Inc. (f)	548,468	5,643,736
Prelude Therapeutics, Inc. (a)(b)	697,681	3,202,356
Protagonist Therapeutics, Inc. (a)	371,494	3,376,880
PTC Therapeutics, Inc. (a)	460,522	16,270,242
Relay Therapeutics, Inc. (a)(b)	1,036,948	24,710,471
Repare Therapeutics, Inc. (a)	620,803	6,828,833
Revolution Medicines, Inc. (a)(b)	27,860	556,364
Tango Therapeutics, Inc. (a)	499,400	3,675,584
Tenaya Therapeutics, Inc. (a)	817,506	7,537,405
TG Therapeutics, Inc. (a)	1,035,509	7,186,432
Tyra Biosciences, Inc.	704,408	5,261,928
United Therapeutics Corp. (a)	79,020	14,030,791
Vericel Corp. (a)(b)	299,199	8,527,172
Verve Therapeutics, Inc. (b)	526,396	7,853,828
Xenon Pharmaceuticals, Inc. (a)	350,374	9,905,073
		410,792,633
Health Care Equipment & Supplies - 5.4%
Envista Holdings Corp. (a)	847,002	33,558,219
Figs, Inc. Class A (a)(b)	4,739,661	74,223,091
Globus Medical, Inc. (a)	262,561	17,386,789
Insulet Corp. (a)	298,106	71,244,353
Integer Holdings Corp. (a)	322,599	24,249,767
Lantheus Holdings, Inc. (a)	213,305	14,165,585
LivaNova PLC (a)	267,600	20,514,216
Minerva Surgical, Inc.	768,395	1,859,516
NeuroPace, Inc. (a)(b)	1,170,605	9,411,664
TransMedics Group, Inc. (a)	561,520	11,769,459
ViewRay, Inc. (a)	2,245,096	5,994,406
		284,377,065
Health Care Providers & Services - 6.2%
Acadia Healthcare Co., Inc. (a)	712,088	48,336,533
agilon health, Inc. (a)	1,757,900	31,237,883
Molina Healthcare, Inc. (a)	155,408	48,712,638
Option Care Health, Inc. (a)	1,415,004	42,280,320
Owens & Minor, Inc.	727,115	25,805,311
R1 RCM, Inc. (a)	1,747,230	39,347,620
Surgery Partners, Inc. (a)	913,181	46,718,340
Tenet Healthcare Corp. (a)	436,700	31,665,117
The Ensign Group, Inc.	131,900	10,595,527
The Joint Corp. (a)	168,688	5,148,358
		329,847,647
Health Care Technology - 2.0%
Doximity, Inc. (b)	281,300	11,215,431
Evolent Health, Inc. (a)	1,101,002	30,299,575
Health Catalyst, Inc. (a)	255,588	4,252,984
Inspire Medical Systems, Inc. (a)	208,116	42,821,948
OptimizeRx Corp. (a)(b)	187,200	5,262,192
Phreesia, Inc. (a)	348,517	7,974,069
Schrodinger, Inc. (a)(b)	223,274	5,519,333
		107,345,532
Life Sciences Tools & Services - 1.0%
Absci Corp. (b)	840,055	4,964,725
Olink Holding AB ADR (a)(b)	881,062	12,757,778
Syneos Health, Inc. (a)	374,186	27,349,255
Veterinary Emergency Group LLC Class A (d)(e)(g)	190,561	9,980,404
		55,052,162
Pharmaceuticals - 1.0%
Arvinas Holding Co. LLC (a)	287,915	15,826,688
DICE Therapeutics, Inc.	432,689	8,792,240
Edgewise Therapeutics, Inc. (a)	801,988	6,399,864
Ikena Oncology, Inc. (a)	702,102	2,724,156
NGM Biopharmaceuticals, Inc. (a)	371,200	4,632,576
Pharvaris BV (a)(b)	702,425	11,941,225
		50,316,749
TOTAL HEALTH CARE		1,237,731,788
INDUSTRIALS - 18.3%
Aerospace & Defense - 2.1%
AeroVironment, Inc. (a)(b)	163,377	13,122,441
BWX Technologies, Inc.	402,177	20,881,030
Curtiss-Wright Corp.	293,100	41,886,921
Dassault Aviation SA	77,500	13,004,895
Maxar Technologies, Inc.	232,300	7,482,383
Triumph Group, Inc. (a)	698,000	15,732,920
		112,110,590
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	587,307	18,382,709
Hub Group, Inc. Class A (a)	179,819	12,076,644
		30,459,353
Building Products - 1.5%
Builders FirstSource, Inc. (a)	516,013	31,770,920
The AZEK Co., Inc. (a)	958,451	20,357,499
UFP Industries, Inc.	370,538	28,668,525
		80,796,944
Commercial Services & Supplies - 0.7%
Driven Brands Holdings, Inc. (a)	770,805	21,497,751
HNI Corp.	397,100	14,152,644
		35,650,395
Construction & Engineering - 2.1%
NV5 Global, Inc. (a)	105,700	12,662,860
Valmont Industries, Inc.	87,200	21,696,232
Willscot Mobile Mini Holdings (a)	2,266,812	79,565,101
		113,924,193
Electrical Equipment - 1.7%
Acuity Brands, Inc.	114,889	19,816,055
Array Technologies, Inc. (a)(b)	1,965,500	12,834,715
nVent Electric PLC	820,600	27,719,868
Regal Rexnord Corp.	249,025	31,685,941
		92,056,579
Machinery - 1.8%
Chart Industries, Inc. (a)(b)	70,000	11,817,400
Crane Co.	443,784	42,705,334
ITT, Inc.	229,787	16,135,643
Mueller Industries, Inc.	444,982	24,095,775
		94,754,152
Marine - 0.4%
Kirby Corp. (a)	311,600	20,316,320
Professional Services - 5.3%
Alight, Inc. Class A (a)	2,313,175	19,870,173
ASGN, Inc. (a)	532,255	60,384,330
CACI International, Inc. Class A (a)	299,754	79,524,736
First Advantage Corp.	355,658	6,174,223
FTI Consulting, Inc. (a)	128,647	20,288,918
KBR, Inc.	1,662,344	81,837,195
Korn Ferry	177,651	10,914,877
TriNet Group, Inc. (a)	39,255	3,481,919
		282,476,371
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc. (b)	384,052	40,206,404
Beacon Roofing Supply, Inc. (a)	521,775	31,113,443
Custom Truck One Source, Inc. Class A (a)(b)	2,419,923	15,898,894
Univar Solutions, Inc. (a)	842,900	24,545,248
		111,763,989
TOTAL INDUSTRIALS		974,308,886
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.5%
Lumentum Holdings, Inc. (a)(b)	357,800	29,056,938
Electronic Equipment & Components - 2.2%
Fabrinet (a)	504,693	49,555,806
Insight Enterprises, Inc. (a)	181,100	17,995,907
TD SYNNEX Corp.	373,533	37,386,918
Vontier Corp.	564,400	14,459,928
		119,398,559
IT Services - 2.3%
Concentrix Corp.	251,059	39,536,771
Digitalocean Holdings, Inc. (a)	302,395	11,923,435
Dlocal Ltd.	103,418	2,344,486
ExlService Holdings, Inc. (a)	30,144	4,104,106
Flywire Corp. (a)	208,382	6,357,735
Genpact Ltd.	429,635	17,301,401
Perficient, Inc. (a)	123,778	12,304,771
Verra Mobility Corp. (a)	1,945,596	27,296,712
		121,169,417
Semiconductors & Semiconductor Equipment - 3.0%
AEHR Test Systems (a)(b)	607,844	4,668,242
Cirrus Logic, Inc. (a)	356,875	27,051,125
eMemory Technology, Inc.	278,000	11,690,029
MACOM Technology Solutions Holdings, Inc. (a)	505,700	25,765,415
Nova Ltd. (a)	316,422	31,202,373
SiTime Corp. (a)	340,115	57,333,186
		157,710,370
Software - 7.9%
Alkami Technology, Inc. (a)(b)	896,332	11,741,949
Braze, Inc. (b)	196,257	7,887,569
CCC Intelligent Solutions Holdings, Inc. (d)	48,511	447,757
Confluent, Inc. (b)	291,400	9,103,336
CyberArk Software Ltd. (a)(b)	163,988	25,769,074
DoubleVerify Holdings, Inc. (a)	1,153,929	25,097,956
Dynatrace, Inc. (a)	965,055	37,019,510
Elastic NV (a)	445,884	33,949,608
Five9, Inc. (a)	79,265	8,727,077
GitLab, Inc. (b)	145,700	6,983,401
KnowBe4, Inc. (a)	1,862,068	44,317,218
Rapid7, Inc. (a)	385,798	36,851,425
Sprout Social, Inc. (a)	695,559	42,623,856
TECSYS, Inc.	710,335	14,431,747
Telos Corp. (a)	997,155	7,767,837
Tenable Holdings, Inc. (a)	1,588,707	87,744,288
WalkMe Ltd. (b)	691,234	10,969,884
Yext, Inc. (a)	2,079,896	12,042,598
		423,476,090
Technology Hardware, Storage & Peripherals - 1.4%
Avid Technology, Inc. (a)(c)	2,273,178	72,082,474
TOTAL INFORMATION TECHNOLOGY		922,893,848
MATERIALS - 5.1%
Chemicals - 3.5%
Axalta Coating Systems Ltd. (a)	578,349	14,672,714
Cabot Corp. (b)	533,100	35,104,635
Element Solutions, Inc.	1,521,306	31,369,330
Huntsman Corp.	988,700	33,487,269
The Chemours Co. LLC	578,958	19,146,141
Trinseo PLC (b)	580,769	27,557,489
Valvoline, Inc.	870,028	26,300,946
		187,638,524
Construction Materials - 0.3%
Eagle Materials, Inc.	118,326	14,591,962
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA (d)	1,634,000	11,650,420
Metals & Mining - 1.1%
Commercial Metals Co.	282,800	11,594,800
Iluka Resources Ltd.	3,607,842	28,259,871
Lynas Rare Earths Ltd. (a)	2,531,151	15,883,394
		55,738,065
TOTAL MATERIALS		269,618,971
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Rexford Industrial Realty, Inc.	204,776	15,980,719
Terreno Realty Corp.	195,056	14,190,324
		30,171,043
Real Estate Management & Development - 0.7%
Compass, Inc. (a)(b)	1,425,414	7,739,998
Jones Lang LaSalle, Inc. (a)	149,778	32,760,942
		40,500,940
TOTAL REAL ESTATE		70,671,983
UTILITIES - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	206,590	13,771,289
Sunnova Energy International, Inc. (a)(b)	728,192	12,575,876
Vistra Corp.	1,075,800	26,916,516
		53,263,681
TOTAL COMMON STOCKS (Cost $5,144,817,392)		5,170,650,464

Convertible Preferred Stocks - 2.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
Reddit, Inc. Series F (d)(e)	253,500	10,051,275
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (d)(e)	53,800	1,573,384
HEALTH CARE - 0.4%
Biotechnology - 0.4%
Bright Peak Therapeutics AG Series B (d)(e)	1,079,522	2,482,901
Caris Life Sciences, Inc. Series D (d)(e)	780,603	5,198,816
LifeMine Therapeutics, Inc. Series C (d)(e)	2,048,403	4,171,757
Sonoma Biotherapeutics, Inc.:
Series B (d)(e)	2,370,360	3,318,504
Series B1 (d)(e)	1,264,171	1,769,839
T-Knife Therapeutics, Inc. Series B (d)(e)	1,097,257	3,489,277
Treeline Biosciences Series A (d)(e)	115,000	545,100
		20,976,194
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (d)(e)	3,017,761	2,263,321
Health Care Technology - 0.0%
Wugen, Inc. Series B (d)(e)	326,496	1,413,728
TOTAL HEALTH CARE		24,653,243
INDUSTRIALS - 1.0%
Construction & Engineering - 0.7%
Beta Technologies, Inc.:
Series A (d)(e)	278,129	28,694,569
Series B, 6.00% (d)(e)	85,106	8,780,386
		37,474,955
Road & Rail - 0.3%
Convoy, Inc. Series D (a)(d)(e)	913,444	15,069,908
TOTAL INDUSTRIALS		52,544,863
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.3%
Astranis Space Technologies Corp. Series C (a)(d)(e)	557,717	17,724,246
IT Services - 0.4%
Yanka Industries, Inc.:
Series E (a)(d)(e)	869,641	18,149,408
Series F (d)(e)	127,716	2,665,433
		20,814,841
Software - 0.4%
Mountain Digital, Inc. Series D (d)(e)	729,676	16,757,228
Skyryse, Inc. Series B (d)(e)	62,100	1,532,626
		18,289,854
TOTAL INFORMATION TECHNOLOGY		56,828,941
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $140,835,839)		145,651,706

Money Market Funds - 7.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (h)	193	193
Fidelity Securities Lending Cash Central Fund 0.32% (h)(i)	401,750,973	401,791,149
TOTAL MONEY MARKET FUNDS (Cost $401,791,342)		401,791,342

TOTAL INVESTMENT IN SECURITIES - 107.4% (Cost $5,687,444,573)	5,718,093,512
NET OTHER ASSETS (LIABILITIES) - (7.4)%	(392,843,193)
NET ASSETS - 100.0%	5,325,250,319

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $249,026,637 or 4.7% of net assets.

(e)	Level 3 security
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,643,736 or 0.1% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia SAS Series D	7/23/21	1,573,384
Algolia, Inc.	10/27/21	6,862,059
Ardagh Metal Packaging SA	2/22/21	16,340,000
Astranis Space Technologies Corp. Series C	3/19/21	12,225,675
BARK, Inc.	12/17/20	11,952,000
Beta Technologies, Inc. Series A	4/09/21	20,378,512
Beta Technologies, Inc. Series B, 6.00%	4/04/22	8,780,386
Boundless Bio, Inc. Series B	4/23/21	4,073,977
Bright Peak Therapeutics AG Series B	5/14/21	4,216,613
Caris Life Sciences, Inc. Series D	5/11/21	6,322,884
CCC Intelligent Solutions Holdings, Inc.	2/02/21	485,110
Convoy, Inc. Series D	10/30/19	12,368,032
Fanatics, Inc. Class A	8/13/20 - 3/22/21	12,874,623
LifeMine Therapeutics, Inc. Series C	2/15/22	4,171,757
Mountain Digital, Inc. Series D	11/05/21	16,757,228
Perella Weinberg Partners	12/29/20	20,395,000
Reddit, Inc. Series F	8/11/21	15,664,880
Skyryse, Inc. Series B	10/21/21	1,532,626
Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,684,542
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,747,635
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	3,728,430
T-Knife Therapeutics, Inc. Series B	6/30/21	6,329,856
Treeline Biosciences Series A	7/30/21	900,163
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	9,331,066
Wugen, Inc. Series B	7/09/21	2,531,944
Yanka Industries, Inc. Series E	5/15/20	10,504,568
Yanka Industries, Inc. Series F	4/08/21	4,071,177

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	26,240,913	1,930,813,665	1,957,054,385	29,545	-	-	193	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	318,547,474	1,613,876,310	1,530,632,635	2,569,735	-	-	401,791,149	1.1%
Total	344,788,387	3,544,689,975	3,487,687,020	2,599,280	-	-	401,791,342

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Avid Technology, Inc.	18,283,710	53,772,193	16,651	-	(4,102)	47,324	72,082,474
BARK, Inc.	14,024,018	12,546,364	4,730,340	-	(6,535,922)	(8,742,422)	6,561,698
BARK, Inc.	9,621,360	-	-	-	-	(5,928,192)	3,693,168
BARK, Inc. warrants 8/29/25	1,184,462	-	1,397	-	(633)	(921,464)	-
Lindblad Expeditions Holdings	57,591,585	-	7,960,711	-	(3,128,631)	9,148,275	55,650,518
Lovesac	56,334,031	4,084,597	10,950,049	-	(4,801,468)	(10,939,596)	33,727,515
ProQR Therapeutics BV	18,598,393	582,602	6,715,595	-	(17,992,361)	5,526,961	-
Total	175,637,559	70,985,756	30,374,743	-	(32,463,117)	(11,809,114)	171,715,373

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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